UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

AB EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2016

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Exchange Reserves

Portfolio of Investments

July 31, 2015 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.1%
Certificates of Deposit - 34.6%
Bank of Tokyo-Mitsubishi UFJ
10/23/15	0.260%	$50,000	$50,000,000
Chase Bank USA NA
12/07/15(a)	0.288%	25,000	25,000,000
HSBC Bank USA NA/New York NY
8/03/15(a)	0.268%	50,000	50,000,000
JP Morgan Chase Bank NA
10/23/15(a)	0.325%	25,000	25,000,000
Korea Development Bank/New York
8/05/15	0.130%	50,000	50,000,000
Nordea Bank Finland PLC/New York
8/17/15	0.260%	50,000	49,999,903
Norinchukin Bank/New York
11/30/15(a)	0.339%	25,000	25,000,000
2/03/16(a)	0.380%	25,000	25,000,000
Oversea-Chinese Banking Corp.
8/06/15	0.200%	50,000	50,000,000
Rabobank Nederland/NY
10/13/15(a)	0.247%	50,000	50,000,000
Sumitomo Mitsui Banking Corp.
9/03/15	0.270%	50,000	50,000,000
Svenska Handelsbanken/New York
9/25/15	0.295%	25,000	25,000,184
11/18/15	0.315%	25,000	25,000,371
Toronto-Dominion Bank/NY
11/02/15(a)	0.257%	50,000	50,000,000
US Bank NA/MN
9/22/15(a)	0.229%	25,000	25,000,000
1/27/16(a)	0.241%	25,000	25,000,000
Wells Fargo Bank
11/20/15(a)	0.285%	50,000	50,000,000
Westpac Banking Corp/NY
8/05/15(a)	0.268%	25,000	25,000,015
9/02/15(a)	0.277%	25,000	25,000,000

			700,000,473

Commercial Paper - 24.1%
ANZ New Zealand Int’l Ltd/London
4/08/16(a) (b)	0.307%	50,000	50,000,000
Banque et Caisse d’Epargne de l’Etat
10/27/15	0.270%	50,000	49,968,125
Coca-Cola Co. (The)
10/16/15(b)	0.200%	750	749,691
11/10/15(b)	0.250%	50,000	49,965,625
Commonwealth Bank of Australia
3/24/16(a)(b)	0.297%	25,000	25,000,000
2/22/16(a)(b)	0.358%	25,000	25,000,000
National Australia Bank Ltd.
11/05/15(a) (b)	0.240%	50,000	50,000,000
Nederlandse Waterschapsbank NV
9/04/15(b)	0.235%	30,000	29,993,733

	Yield*	Principal Amount (000)	U.S. $ Value
Nestle Capital Corp.
8/10/15	0.170%	$33,400	$33,398,896
Novartis Finance Corp.
10/02/15(b)	0.220%	50,000	49,981,667
Toyota Motor Credit Corp.
11/17/15(a)	0.268%	50,000	50,000,000
United Overseas Bank Ltd.
8/18/15(b)	0.250%	50,000	49,994,792
Westpac Banking Corp.
8/03/15(a) (b)	0.230%	25,000	25,000,000

			489,052,529

U.S. Government & Government Sponsored Agency Obligations - 23.6%
Federal Home Loan Discount Notes
8/26/15	0.068%	45,054	45,052,043
8/26/15	0.069%	4,946	4,945,782
9/16/15	0.069%	25,000	24,997,892
8/07/15	0.070%	25,000	24,999,806
9/09/15	0.070%	25,000	24,998,201
9/04/15	0.072%	25,000	24,998,400
9/10/15	0.074%	12,000	11,999,063
9/11/15	0.075%	15,000	14,998,781
9/21/15	0.080%	15,000	14,998,366
Federal Home Loan Mortgage Corp.
9/25/15	0.500%	5,500	5,502,329
9/10/15	1.750%	832	833,379
U.S. Treasury Bill
8/27/15	0.072%	50,000	49,997,600
U.S. Treasury Notes
1/31/16(a)	0.095%	60,000	59,996,494
4/30/16(a)	0.119%	45,000	45,005,530
8/15/15	0.250%	15,000	15,000,771
9/15/15	0.250%	80,000	80,013,160
8/31/15	1.250%	15,000	15,013,048
1/31/16	2.000%	15,000	15,134,164

			478,484,809

Corporates - Investment Grade - 6.7%
Apple, Inc.
5/03/16(a)	0.329%	37,441	37,464,071
Bank of New York Mellon Corp. (The)
10/23/15(a)	0.524%	500	500,262
Cisco Systems, Inc.
9/03/15(a)	0.333%	29,900	29,902,451
Coca-Cola Co. (The)
9/01/15(a)	0.293%	2,340	2,340,124
JP Morgan Chase Bank NA
11/06/15(a)	0.439%	13,750	13,750,000
Microsoft Corp.
9/25/15	1.625%	440	440,906
2/08/16	2.500%	670	677,153
Shell International Finance BV
11/10/15(a)	0.349%	43,600	43,614,271
12/04/15	0.625%	5,810	5,815,806
Toronto-Dominion Bank (The)
11/06/15(a)	0.480%	200	200,108

			134,705,152

	Yield*	Principal Amount (000)	U.S. $ Value
Repurchase Agreements - 5.9%
Credit Suisse Securities (Europe) Ltd 0.15% dated 7/31/15 due 8/03/15 in the amount of $55,006,878 (collateralized by $55,829,100 U.S. Treasury Notes, 0.875% to 2.00% due 12/31/16 to 2/15/23, value $56,104,307)		$55,000	$55,000,000
Mizuho Securities USA 0.21% dated 7/31/15 due 8/03/15 in the amount of $65,001,138 (collateralized by $66,824,000 U.S. Treasury Notes, 1.50% to 1.75% due 10/31/19 to 3/31/22, value $66,300,013)		65,000	65,000,000

			120,000,000

Governments - Sovereign Agencies - 3.3%
Svensk Exportkredit AB
9/04/15	0.625%	64,700	64,721,998
8/06/15(a)	0.760%	1,600	1,600,066

			66,322,064

Time Deposits - 1.9%
Royal Bank of Canada/New York
8/03/15	0.050%	29,200	29,200,000
U.S. Bank NA/Cayman
8/03/15	0.120%	10,000	10,000,000

			39,200,000

Total Investments - 100.1% (cost $2,027,765,027)(c)			2,027,765,027
Other assets less liabilities - (0.1)%			(2,453,072)

Net Assets - 100.0%			$2,025,311,955

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2015.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $355,685,508 or 17.6% of net assets.
(c)	As of July 31, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AB Exchange Reserves

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Certificates of Deposit	$	– 0	–	$700,000,473		$	– 0	–	$700,000,473
Commercial Paper		– 0	–	489,052,529			– 0	–	489,052,529
U.S. Government & Government Sponsored Agency Obligations		– 0	–	478,484,809			– 0	–	478,484,809
Corporates - Investment Grade		– 0	–	134,705,152			– 0	–	134,705,152
Repurchase Agreements		120,000,000		– 0	–		– 0	–	120,000,000
Governments - Sovereign Agencies		– 0	–	66,322,064			– 0	–	66,322,064
Time Deposits		– 0	–	39,200,000			– 0	–	39,200,000

Total Investments in Securities		120,000,000		1,907,765,027			– 0	–	2,027,765,027
Other Financial Instruments		– 0	–	– 0	–		– 0	–	– 0	–

Total^		$120,000,000		$1,907,765,027		$	– 0	–	$2,027,765,027

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

Exhibit No.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AB Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 21, 2015